Property, plant and equipment - Summary of Property, Plant and Equipment (Parenthetical) (Details) - Accumulated Depreciation, Amortization and Impairment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	$ 26,564	$ 4,327
Fair Value Less Costs of Disposal as Part of YYF Transaction
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	$ 26,300